Segment analysis (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Segment analysis
Number of operating segments. | segment	2	2
Number of reportable segments | segment	2	2
(Loss)/profit for the year	$ (50)	€ (46)	$ 237	€ 224	$ (210)	€ (177)
Income tax (credit)/charge	(21)		19		22
Exceptional finance (income)/expense	147		(80)		235
Depreciation and amortization	418		359		343
Exceptional operating items	106		90		272
Adjusted EBITDA	$ 600		$ 625		$ 662